CLAYMORE EXCHANGE-TRADED FUND TRUST 2

       Claymore/Clear Global Exchanges, Brokers & Asset Managers Index ETF
                     Claymore/Clear Global Vaccine Index ETF
                  Claymore/SWM Canadian Energy Income Index ETF
                       Claymore/Zacks Country Rotation ETF
                Claymore/Zacks International Yield Hog Index ETF
                  Claymore/Robb Report Global Luxury Index ETF


Supplement to the currently effective Prospectus for the above listed Funds:

     Each Fund's fiscal year end has been changed to May 31. All references in each Fund's Prospectus to the Fund's fiscal year end of August 31 and to the Fund's annual report dated as of August 31, 2008 are hereby replaced with May 31 and May 31, 2009, respectively.



                      Claymore Exchange-Traded Fund Trust 2
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               Please Retain This Supplement for Future Reference


September 26, 2007

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                      CLAYMORE EXCHANGE-TRADED FUND TRUST 2

       Claymore/Clear Global Exchanges, Brokers & Asset Managers Index ETF
                     Claymore/Clear Global Vaccine Index ETF
                  Claymore/SWM Canadian Energy Income Index ETF
                       Claymore/Zacks Country Rotation ETF
                Claymore/Zacks International Yield Hog Index ETF
                  Claymore/Robb Report Global Luxury Index ETF


Supplement to the currently effective Statement of Additional Information for the above listed Funds:

     Each Fund's fiscal year end has been changed to May 31. All references in each Fund's Statement of Additional Information to the Fund's fiscal year end of August 31 are hereby replaced with May 31.



                      Claymore Exchange-Traded Fund Trust 2
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               Please Retain This Supplement for Future Reference


September 26, 2007